Income Taxes (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Net operating loss carryforwards	$ 19,273	$ 75,922
Depreciation	3,191	8,665
Goodwill amortization	(888)	0
Stock based compensation	137,934	92,102
Valuation allowance	(159,509)	(176,689)
Total net deferred tax assets	$ 0	$ 0